Reserves	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reserves
23. Reserves

(in €‘000)	Legal reserve for capitalized development costs	Foreign currency translation reserve	Total
As at January 1, 2019	2,561	—	2,561
Exchange differences on translation of foreign operations	—	3	3
Reclassification	2,028	—	2,028

As at December 31, 20 19	4,589	3	4,592
As at January 1, 2020	4,589	3	4,592
Exchange differences on translation of foreign operations	—	8	8
Reclassification	(777)	—	(777)
As at December 31, 2020	3,812	11	3,823

As at January 1, 2021	3,812	11	3,823
Exchange differences on translation of foreign operations	—	(14)	(14)
Reclassification	386	—	386
As at December 31, 2021	4,198	(3)	4,195
Legal reserve for capitalized development costs
The
Company’s legal reserve relates to the capitalized development costs of the Group’s internally developed EV Cloud software platform. The Company recorded the net change in the legal reserve of €386 thousand in 2021 (2020: negative €777 thousand, 2019: €2,028 thousand) through retained earnings.

The legal reserve for capitalized development costs and the foreign currency translation
reserve are not freely
distributable
.